Marketable debt securities - Other disclosures (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2019	Feb. 28, 2017	Oct. 31, 2013	Oct. 31, 2011	Apr. 30, 2007
Debt instruments | Maximum
Financial liabilities
Authorized issuances				$ 6,500	$ 4,000
Authorized issuance period			15 years		30 years
Structured bank bonds
Financial liabilities
Authorized issuance period	15 years	15 years
Structured bank bonds | Maximum
Financial liabilities
Authorized issuances	$ 20,000	$ 10,000